Related Party Transactions - Summary of Cemig's Principal Balances and Transactions With Related Parties (Parenthetical) (Detail) R$ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$) Installment Tranche
Disclosure of transactions between related parties [line items]
Due and unpaid payment of debits relating to supply of power			R$ 113
Number of installments | Installment			24
Amount paid for first installment		R$ 5
Number of installments | Installment			24
Cemig GT [member]
Disclosure of transactions between related parties [line items]
Advance payments			R$ 52
Sa Carvalho [member]
Disclosure of transactions between related parties [line items]
Advance payments			12
Rosal [Member]
Disclosure of transactions between related parties [line items]
Advance payments			6
Renova [member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Settlement amount receivables		272	R$ 272
Renova [member] | Two Thousand and Eighteen [Member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Number of installments | Installment			11
Settlement amount receivables		60	R$ 60
Number of installments | Installment			11
Percentage of settlement amount receivable			150.00%
Renova [member] | Two Thousand and Eighteen [Member] | Cemig GT [member] | Settlement agreement [member]
Disclosure of transactions between related parties [line items]
Settlement amount initial payment	R$ 6
Renova [member] | Two Thousand and Twenty [Member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Number of installments | Installment			12
Settlement amount receivables		94	R$ 94
Number of installments | Installment			12
Percentage of settlement interest rate			155.00%
Renova [member] | Two Thousand and Twenty One [Member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Number of installments | Installment			12
Settlement amount receivables		R$ 118	R$ 118
Number of installments | Installment			12
Percentage of settlement interest rate			155.00%
Santo Antonio Energia [member]
Disclosure of transactions between related parties [line items]
Advance payments			R$ 70
Number of tranches | Tranche			12